Employee Benefits - Summary of Assumptions Used in Accounting for Pension and Post Retirement Medical Plans (Detail)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016
Pension benefits [Member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate		7.50%		6.75%		6.75%
Rate of increase in compensation level of covered employees		5.00%		4.00%		5.00%
Pension benefits [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate		8.00%		7.50%
Rate of increase in compensation level of covered employees		12.00%		11.00%
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Discount rate	8.00%		7.30%		8.00%
Increase in health care cost	6.00%		6.00%		6.00%
Post retirement medical benefits [Member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate						8.00%
Rate of increase in compensation level of covered employees						12.00%